Stock-Based Compensation	12 Months Ended
Jun. 29, 2013
Stock-Based Compensation
Stock-Based Compensation
The company has various stock option and stock award plans. At June 29, 2013, 20.3 million shares were available for future grant in the form of options, stock unit awards, restricted shares or stock appreciation rights. The company will satisfy the requirement for common stock for share-based payments by issuing shares out of authorized but unissued common stock.

Stock Options
The exercise price of each stock option equals the market price of the company's stock on the date of grant. Options can generally be exercised over a maximum term of 10 years. Options generally cliff vest and expense is recognized on a straight-line basis during the vesting period.
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2013	2012	2011
Weighted average expected lives	6.0	7.0	7.2
Weighted average risk-free interest rates	0.95%	1.37%	2.08%
Range of risk-free interest rates	0.94 - 1.03%	1.28 - 1.38%	1.91 - 2.66%
Weighted average expected volatility	29.7%	28.1%	28.0%
Range of expected volatility	29.7 - 30.0%	28.1 - 28.3%	27.3 - 30.0%
Dividend yield	2.0%	2.5%	2.9%

The company uses historical volatility for a period of time that is comparable to the expected life of the option to determine volatility assumptions.
A summary of the changes in stock options outstanding under the company's option plans during 2013 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38
Granted	2,525	25.99	—	—
Exercised	(2,563)	19.34	—	—
Canceled/expired	(371)	27.16	—	—
Options outstanding at June 29, 2013	5,855	$25.59	6.3	$44
Options exercisable at June 29, 2013	3,065	$24.92	3.8	$25

The company received cash from the exercise of stock options during 2013 of $47 million. As of June 29, 2013, the company had $10.1 million of total unrecognized compensation expense related to stock option plans that will be recognized over the weighted average period of 0.9 years.

In millions except per share data	2013	2012	2011
Number of options exercisable at end of fiscal year	3,065	5,704	7,784
Weighted average exercise price of options exercisable at end of fiscal year	$24.92	$22.65	$26.38
Weighted average grant date fair value of options granted during the fiscal year	$6.08	$6.35	$5.29
Total intrinsic value of options exercised during the fiscal year	$22.9	$23.5	$8.0
Fair value of options that vested during the fiscal year	$0.3	$16.9	$4.5

Stock Unit Awards
Restricted stock units (RSUs) are granted to certain employees to incent performance and retention over periods ranging from 1 to 3 years. Upon the achievement of defined parameters, the RSUs are generally converted into shares of the company's common stock on a one-for-one basis and issued to the employees. A portion of all RSUs vest solely upon continued future service to the company. A portion of RSUs vest based upon continued future employment and the achievement of certain defined performance measures. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation is recognized over the period during which the employees provide the requisite service to the company.
The fair value of performance-based awards pegged to market-based targets is estimated on the date of grant using a Monte-Carlo simulation model containing the following assumptions:

2013
Range of risk-free interest rates	0.28 - 0.35%
Range of expected volatility	24.0 - 25.0%
Range of initial TSR	(7.3) - 13.1%
Dividend yield	2%

The following is a summary of the changes in the stock unit awards outstanding under the company's benefit plans during 2013:

Shares in thousands	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at June 30, 2012	340	$26.24	.7	$10
Granted	734	25.02	0	—
Vested	(158)	25.66	0	—
Forfeited	(71)	26.64	0	—
Nonvested share units at June 29, 2013	845	$25.26	1.6	$28
Exercisable share units at June 29, 2013	57	$22.07	5.7	$2

As of June 29, 2013, the company had $12 million of total unrecognized compensation expense related to stock unit plans that will be recognized over the weighted average period of 1.8 years.

In millions except per share data	2013	2012	2011
Stock Unit Awards
Fair value of share-based units that vested during the fiscal year	$4	$88	$42
Weighted average grant date fair value of share based units granted during the fiscal year	$25.02	$29.09	$23.40
All Stock-Based Compensation
Total compensation expense	$13	$35	$41
Tax benefit on compensation expense	$5	$11	$15